Goodwill (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Asset Impairment Charges	$ 21,722,213
Goodwill	4,369,986	381,000	$ 381,000
Enterprise T E M [Member]
Other Asset Impairment Charges	21,722,213
Goodwill	$ 858,819